UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

Form 13F

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment (   );  Amendment Number: ________
   This Amendment (Check only one.):
  (   ) is a restatement.
  (   ) adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 	Buffington Mohr McNeal
Address: P.O. Box 2016, Boise, ID 83701

Form 13F File Number: 28-11530

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Bruce R. Mohr
Title: Partner
Phone: 208-338-5551

Signature, Place, and Date of Signing:

Bruce R. Mohr
Boise, Idaho
October 12, 2007

Report Type (Check only one):

( X )	13 F HOLDINGS REPORT.
(   )	13F NOTICE.
(   )	13F COMBINATION REPORT.


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Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	45

Form 13F Information Table Value Total:	28650
					(thousands)



List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AECOM TECHNOLOGY               COM              00766T100      206     5900 SH       SOLE                     5900
BANK OF AMERICA                COM              060505104      282     5618 SH       SOLE                     5618
BAXTER INTL                    COM              071813109      155     2750 SH       SOLE                     2750
BECTON DICKINSON               COM              075887109      414     5045 SH       SOLE                     5045
CHEVRON CORP                   COM              166764100      122     1300 SH       SOLE                     1300
CISCO SYSTEMS                  COM              17275R102      514    15505 SH       SOLE                    15505
CONOCOPHILLIPS                 COM              20825c104      149     1700 SH       SOLE                     1700
CORNING INC                    COM              219350105       60     2450 SH       SOLE                     2450
COSTCO                         COM              22160K105      483     7875 SH       SOLE                     7875
DANAHER                        COM              235851102      275     3325 SH       SOLE                     3325
DISNEY WALT CO                 COM              254687106      136     3950 SH       SOLE                     3950
DUKE ENERGY                    COM              26441C105      164     8775 SH       SOLE                     8775
EXXON MOBIL                    COM              30231G102      994    10738 SH       SOLE                    10738
FDX CORP                       COM              31428X106      561     5360 SH       SOLE                     5360
GENERAL ELECTRIC               COM              369604103      364     8783 SH       SOLE                     8783
HELMERICH & PAYNE              COM              423452101      124     3775 SH       SOLE                     3775
HONEYWELL                      COM              438516106      110     1850 SH       SOLE                     1850
INT'L BUS MACH                 COM              459200101       93      792 SH       SOLE                      792
JOHNSON & JOHNSON              COM              478160104      550     8375 SH       SOLE                     8375
L-3 COMM                       COM              502424104      404     3960 SH       SOLE                     3960
METLIFE                        COM              59156R108      246     3525 SH       SOLE                     3525
MICRON TECH                    COM              595112103       10      900 SH       SOLE                      900
MICROSOFT                      COM              594918104      529    17940 SH       SOLE                    17940
PEPSICO INC                    COM              713448108      503     6870 SH       SOLE                     6870
PROCTOR & GAMBLE               COM              742718109      258     3668 SH       SOLE                     3668
SCHLUMBERGER                   COM              806857108      240     2287 SH       SOLE                     2287
ST JUDE MEDICAL                COM              790849103      205     4650 SH       SOLE                     4650
SUN MICROSYSTEMS               COM              866810104       83    14830 SH       SOLE                    14830
TITLE ONE CORP                 COM                             303    30250 SH       SOLE                    30250
UNITED PARCEL SERVICE CL B     COM              911312106       95     1260 SH       SOLE                     1260
US BANCORP                     COM              902973106    14777   454250 SH       SOLE                   454250
WELLS FARGO                    COM              949746101      492    13800 SH       SOLE                    13800
ZIMMER HOLDINGS                COM              98956P102      160     1975 SH       SOLE                     1975
BARCLAYS BK 6.625% PERP                         06739F390       17      700 SH       SOLE                      700
KEYCORP CAP VIII 7% CALL 6/15/                  49327V205       34     1400 SH       SOLE                     1400
ROYAL BK SCOTLAND 7.25% CALL 1                  780097713      193     7700 SH       SOLE                     7700
ROYAL BK SCOTLND 6.75% CALL 6/                  780097754       10      400 SH       SOLE                      400
BARON GROWTH FD                                 068278209     1323 24256.159SH       SOLE                24256.159
LAUDUS INT'L MRKTMASTERS INST                   808509640     2301 94306.750SH       SOLE                94306.750
LAUDUS INT'L MRKTMASTERS INV                    808509889       17  702.303 SH       SOLE                  702.303
SCHWAB SM CAP EQTY SLCT                         808509673        5  293.960 SH       SOLE                  293.960
THORNBURG VAL FD-A                              885215731       90 2032.809 SH       SOLE                 2032.809
USGI GLBL RESOURCES FD                          911476208      144 7415.099 SH       SOLE                 7415.099
ISHARES COMEX GOLD TRUST                        464285105      126 1710.000 SH       SOLE                 1710.000
SIMON PROPERTY GROUP INC                        828806109      329  3285.00 SH       SOLE                  3285.00